Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2021
Registrant Name	dei_EntityRegistrantName	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001318342
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jan. 01, 2022
Prospectus Date	rr_ProspectusDate	Jan. 01, 2022
Securian AM Real Asset Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section – Securian AM Real Asset Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Securian AM Real Asset Income Fund (the “Real Asset Income Fund” or “Fund”) seeks above average income and long-term growth of capital,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with reduced volatility compared to broader equity markets, as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund in a single transaction. More information about these fees and other discounts is available from your financial professional and in the section titled “Choosing a Share Class” on page 58 and in “APPENDIX A – Waivers and Discounts Available from Intermediaries and Conversion Policies” of the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund in a single transaction.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Class A shares are estimated for the current fiscal year, based on current expenses for existing share class.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund primarily invests at least 80% of its net assets (including any borrowing for investment purposes) in “real assets” and securities of companies that derive at least 50% of their revenues from activities related to real assets. Real assets are defined broadly by the Fund to include any assets that have physical properties, such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities. The Fund will emphasize investments in dividend-paying equity securities, including common and preferred stocks, and securities convertible into common stocks, of mainly U.S. companies, but may also include fixed income securities of real asset companies, Treasury inflation-protected securities (“TIPs”), floating rate securities and foreign utilities, foreign infrastructure-related, and foreign real estate-related companies. The Fund’s investment in foreign securities, including securities of foreign issuers which are not U.S. dollar denominated and/or traded in the U.S., will not exceed 30% of its total assets.

Typically, the Fund’s sub-advisor concentrates its investments in, and allocates 40% or more of the Fund’s total assets to, Real Estate Securities. Real Estate Securities include securities issued by companies that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate and securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. Real Estate Securities also include securities issued by Real Estate Investment Trusts (“REITs”) or Real Estate Operating Companies (“REOCs”) that are listed on a securities exchange or traded over-the-counter (“Real Estate Securities”).

The Fund also may invest up to 25% of its total assets in the securities of master limited partnerships (“MLPs”). MLPs are publicly traded partnerships primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. MLPs trade on national securities exchanges exactly like the shares of a corporation, without entity level taxation.

The Fund may invest in companies of any size. The sub-advisor’s investment process emphasizes fundamental research and incorporates both top-down and bottom-up considerations to identify diversified sources of real return. Top-down factors, including current and forecasted financial market conditions, global economic trends, demographic trends, and public policies ranging from monetary to fiscal to regulatory, provide much of the broader portfolio construction framework. The sub-advisor further incorporates into its top-down analysis a consideration of the prevailing financing markets conditions for pricing and availability of certain capital-intensive projects. The sub-advisor’s bottom-up analysis seeks to identify industries and companies that can flexibly adjust to investment opportunities that seek to deliver returns exceeding a company’s cost of capital. In addition, the sub-advisor’s fundamental research utilizes both quantitative and qualitative analysis to evaluate the risk/return trade-off for relative positioning by asset class, sector, and industry in an effort to build an optimal risk-adjusted portfolio. Security selection represents the sub-advisor’s final level of decision-making in its investment process. In selecting securities, the Fund’s sub-advisor considers factors such as a company’s dividend payments, financial condition, financial performance, quality of management, policies and strategies, business plans and competitive market condition, with emphasis on relative valuation.

In addition, the Fund may invest in fixed income securities of any duration or maturity (including TIPS). Duration measures the sensitivity of the price of a fixed income investment to a change in interest rates. For example, an investment with a two-year duration means that it will decrease in value by 2% if interest rates rise 1%. Conversely, the investment will increase in value by 2% if interest rates fall 1%. TIPS are fixed income securities issued by the U.S. Treasury. The value of the fixed income security’s principal is adjusted to track changes in the Consumer Price Index for all Urban Consumers before seasonal adjustment (calculated by the Bureau of Labor Statistics) (“CPI”). Because the interest rate on TIPS is fixed and is paid on the adjusted principal, interest payments will also rise with inflation and fall with deflation. Upon maturity, TIPS return the greater of the original principal or the original principal plus any inflation adjustments since the bond was issued.

The fixed income securities in which the Fund may invest include debt securities issued or guaranteed by the U.S. government or government-related entities, debt securities issued by corporations and other entities, mortgage-backed securities, and other asset-backed securities. The Fund may also invest up to 20% of its total assets in securities rated lower than investment grade or unrated securities of comparable quality as determined by the Fund’s sub-advisor (also known as “junk bonds”). In selecting fixed income investments, the sub-advisor considers factors such as, but not limited to, maturity, yield, duration, interest rates, credit quality, and diversification of portfolio holdings.

Instead of, and/or in addition to, investing directly in particular securities, the Fund may use derivative instruments, which are financial contracts whose values depend on, or are derived from, the values of underlying assets, reference rates, or indices. The derivative instruments that the Fund may use include options and futures to provide economic exposure to certain securities or issuers or as a hedging technique. The Fund may use one or more types of these instruments (i) with aggregate net notional value of up to 100% of the Fund’s net assets, or (ii) for which the initial margin and premiums do not exceed 5% of the Fund’s net assets, in each case excluding bona fide hedging transactions.

Finally, the Fund may invest in investment companies, including closed-end funds, open-end funds, exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), and futures, and may purchase options and write covered calls to manage inflation or volatility, increase income, or gain market exposure, among other purposes. ETNs are debt obligations typically issued by investment banks that are traded on exchanges and whose returns are linked to the performance of market indices.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

COVID-19 Related Market Events. The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in extreme volatility in the financial markets, a domestic and global economic downturn, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There have also been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. The pandemic may result in domestic and foreign political and social instability, damage to diplomatic and international trade relations, and continued volatility and/or decreased liquidity in the securities markets. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, are taking extraordinary and unprecedented actions to support local and global economies and the financial markets. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Rates of inflation have also recently risen, which could adversely affect economies and markets. In addition, the COVID-19 pandemic, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Other market events like the COVID-19 pandemic may cause similar disruptions and effects.

Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk. The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar investment strategies if the Fund’s sub-advisor cannot successfully implement the Fund’s investment strategies.

Concentration Risk. The Fund’s strategy of focusing its investments in Real Estate Securities (including REITs and REOCs) means that the performance of the Fund will be closely tied to the performance of that industry. Consequently, fluctuations in the market value of these investments will have a greater impact on the Fund’s performance and NAV than if the Fund did not focus its portfolio in such investments.

Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.

Asset Allocation Risk. The Fund’s allocation among various asset classes and investments may not produce the desired results.

Real Estate Securities Risk. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. The value of Real Estate Securities fluctuates as real estate values change. Real estate values and incomes from real estate may decline due to economic downturns, changes in real estate market conditions, zoning laws and regulations, and increases in property taxes, operating expenses and interest rates.

Energy Industry Risk. Companies engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources, such as MLPs in which the Fund invests, are subject to many risks that can negatively impact the revenues and viability of companies in this industry. These risks include, but are not limited to, commodity price volatility risk, supply and demand risk, reserve and depletion risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters.

MLP Risk. Holders of MLPs have limited control and voting rights on matters affecting the partnership. The risks of investing in an MLP are similar to those of investing in a partnership, including more flexible governance structures, which could result in less protection for investors than investments in a corporation. Investors in an MLP normally would not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. Holders of MLPs are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. The value of the Fund’s investment in an MLP will depend largely on the MLP’s treatment as a partnership for U.S. federal income tax purposes. Furthermore, MLPs may not be as liquid as other more commonly traded equity securities and therefore more difficult to trade at desirable times and/or prices. In addition, MLP distributions may be reduced by fees and other expenses incurred by the MLP. MLPs generally are considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Utility Company Risk. A significant portion of utility company revenues and costs are subject to regulation by states and other regulators. Regulatory authorities also may restrict a company’s access to new markets. The deregulation of certain utilities companies may subject these companies to greater risks of loss. Utilities companies may incur unexpected increases in fuel and other operating costs. Rising interest rates could lead to higher financing costs and reduced earnings. Utilities are also subject to considerable costs associated with environmental compliance, nuclear waste clean-up and safety regulation. There is a risk that these costs will not be fully recovered through an increase in revenues.

Preferred Stock Risk. A preferred stock is a blend of the characteristics of a bond and common stock. It may offer a higher yield than common stock and has priority over common stock in equity ownership, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed or passed by the issuer. Preferred stock generally does not confer voting rights.

Market Capitalization Risk. The Fund’s investments in larger, more established companies are subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors potentially resulting in lower market valuations for their common stock. Small-cap and mid-cap companies may not have the management experience, financial resources, product or business diversification and competitive strengths of large cap companies. Therefore, these securities may have more price volatility and be less liquid than the securities of larger, more established companies.

Infrastructure Companies Risk. Infrastructure-related companies can be affected by various factors, including general or local economic conditions and political developments, general changes in market sentiment towards infrastructure assets, high interest costs in connection with capital construction and improvement programs, difficulty in raising capital, costs associated with compliance with changes in regulations, regulation or intervention by various government authorities, including government regulation of rates, inexperience with and potential losses resulting from the deregulation of a particular industry or sector, changes in tax laws, environmental problems, technological changes, surplus capacity, casualty losses, threat of terrorist attacks and changes in interest rates.

MLP Tax Risk. MLPs taxed as partnerships do not pay U.S. federal income tax at the partnership level. A change in current tax law, or a change in the underlying business mix of a given MLP, however, could result in an MLP being classified as a corporation for U.S. federal income tax purposes, which would have the effect of reducing the amount of cash available for distribution by the MLP and, as a result, could result in a reduction of the value of the Fund’s investment, and consequently your investment in the Fund and lower income. Each year, the Fund will send you an annual tax statement (Form 1099) to assist you in completing your federal, state and local tax returns. If an MLP in which the Fund invests amends its partnership tax return, the Fund will, when necessary, send you a corrected Form 1099, which could, in turn, require you to amend your federal, state or local tax returns.

Fixed Income Securities Risk. The Fund’s investments in fixed income securities will be subject to credit risk, interest rate risk, prepayment risk, duration risk, and liquidity risk. Credit risk is the risk that an issuer will default or fail to pay principal and interest when due. Interest rate risk is the risk that the value of fixed income securities fluctuates with changes in interest rates (e.g. increases in interest rates result in a decrease in value of fixed income securities). The Fund will be exposed to heightened interest rate risk as interest rates rise from historically low levels. Pre-payment risk is the risk that the principal on fixed income securities will be paid off prior to maturity causing the Fund to invest in fixed income securities with lower interest rates. Duration risk arises when holding long duration and long maturity investments, which will magnify certain risks, including interest rate risk and credit risk. Liquidity risk is the risk that low trading volume, lack of a market maker, or legal restrictions will impair the Fund’s ability to sell particular securities at an advantageous price or in a timely manner when the Fund’s sub-advisor believes it is otherwise desirable to do so, which may restrict the Fund’s ability to take advantage of other market opportunities.

TIPS Risk. Interest payments on TIPS are unpredictable and will fluctuate as the principal and corresponding interest payments are adjusted for inflation. There can be no assurance that the CPI will accurately measure the real rate of inflation in the prices of goods and services. Any increases in the principal amount of TIPS will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity. As a result, the Fund may make income distributions to shareholders that exceed the cash it receives. In addition, TIPS are subject to credit risk, interest rate risk and duration risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. Interest rate risk is the risk that the value of debt securities fluctuates with changes in interest rates (e.g. increases in interest rates result in a decrease in value of debt securities). Duration risk is the risk that holding long duration and long maturity investments will magnify certain other risks, including interest rate risk and credit risk.

Mortgage-Backed Securities Risk. Mortgage-backed securities are sensitive to actual or anticipated changes in interest rates. When interest rates decline, mortgage-backed securities are subject to prepayment risk, which is the risk that borrowers will refinance mortgages to take advantage of lower rates resulting in the Fund reinvesting when rates are low. Conversely when interest rates increase borrowers do not prepay their mortgages, which locks the Fund into holding a lower yielding investment. In addition, mortgage-backed securities may decline in value because of foreclosures or defaults.

Below Investment Grade Debt Securities Risk. Investments in below investment grade debt securities and unrated securities of similar credit quality as determined by the Fund’s sub-advisor (commonly known as “junk bonds”) involve a greater risk of default and are subject to greater levels of credit and liquidity risk. Below investment grade debt securities have speculative characteristics and their value may be subject to greater fluctuation than investment grade debt securities.

Floating Rate Securities Risk. Because changes in interest rates on floating (or variable) rate securities may lag behind market rate changes, the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates. The interest rate on a floating rate security may reset on a predetermined schedule and as a result, not reset during periods when changes in market rates are substantial. Lifetime limits on resets may also prevent their rates from adjusting to market rates. During periods of declining interest rates, because the interest rates on floating rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

Government-Sponsored Entities Risk. The Fund invests in securities issued or guaranteed by government-sponsored entities. However, these securities may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.

Convertible Securities Risk. Convertible securities risk is the risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value, however, also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security.

Foreign Securities Risk. Investments in securities issued by foreign issuers involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory and tax requirements and market practices, including fluctuations in foreign currencies. There may be less information publicly available about foreign companies than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S.

Commodities Related Investments Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility, which may cause rapid and substantial changes in the value of the Fund’s holdings. The value of commodity related securities and commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, lack of liquidity, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political, regulatory and market developments, as well as the participation in the commodities markets of speculators.

Natural Resources Industry Risk. The natural resources industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and taxes and other governmental regulations. The securities of companies in the natural resources industry may experience more price volatility than securities of companies in other industries.

Investment Company Risk. The Fund bears all risks associated with the investment companies (including ETFs) in which it invests, including the risk that an investment company will not successfully implement its investment strategy or meet its investment objective. The Fund also bears its pro rata portion of an investment company’s total expenses, in addition to the Fund’s own expenses, and therefore the Fund’s total expenses may be higher than if it invested directly in the securities held by the investment company.

Liquidity Risk. From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security. Market prices for such securities may be volatile.

ETF Risk. The market price of an ETF will fluctuate based on changes in the ETF’s NAV as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for an ETF’s shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances. The lack of liquidity in a particular ETF could result in it being more volatile than the ETF’s underlying portfolio of securities. In addition, the Fund will bear its pro rata portion of an ETF’s expenses and the Fund’s expenses may therefore be higher than if it invested directly in securities.

ETN Risk. ETNs are unsecured debt obligations and are subject to the credit risk of their issuers, and would lose value if the issuer goes bankrupt. ETN returns are linked to the performance of designated indices which fluctuate due to market changes as well as economic, legal, political and geographic events. The market price of ETNs will fluctuate as their returns fluctuate and as the level of supply and demand for the ETNs change. While ETNs are exchange-traded, a trading market may not develop limiting liquidity and adversely affecting the market value of the ETN.

Asset-Backed Securities Risk. Asset-backed securities are not as sensitive to changes in interest rates as mortgage-backed securities. Asset-backed securities may be largely dependent upon the cash flows generated by the underlying assets and may not have the benefit of a security interest in the underlying assets which increases the risk of loss from default.

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures and options. Using derivatives exposes the Fund to additional or heightened risks, including leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, and credit risk. Derivatives transactions can be highly illiquid and difficult to unwind or value, they can increase Fund volatility, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, derivatives are subject to additional risks such as operational risk, including settlement issues, and legal risk, including that underlying documentation is incomplete or ambiguous. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

Options Risk. When the Fund purchases an option on a security or index it may lose the entire premium paid. There is also the possibility that the counterparty will default in the performance of its obligations. In addition, if the Fund writes a covered call option, during the option’s life the Fund gives up the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline.

Futures Contracts Risk. The price of a futures contract may change rapidly in response to changes in the markets and the general economic environment. Futures investments may result in investment exposures that are greater than their cost would suggest, meaning that a small investment in futures could have a large potential effect on the performance of the Fund. Generally, the purchase of a futures contract will increase the Fund’s exposure to the volatility of the underlying asset while the value of a futures contract that is sold will perform inversely to the underlying asset. The successful use of futures by the Fund will be subject to the Fund’s sub-advisor’s ability to predict correctly movements in the direction of relevant markets, as well as interest rates, currency exchange rates and other economic factors. Additional risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the possibility that the counterparty will default in the performance of its obligations; and (e) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and may have to do so at a time when it is disadvantageous to do so.

Leverage Risk. Using futures, swaps and other derivatives creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk is inherent in all investing and you could lose money by investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class Shares and by showing how the average annual total returns of the Fund compare with the average annual total returns of the Morningstar US Real Asset Index, as well as the Securian AM Real Asset Income Benchmark, a custom benchmark that is aligned with the Fund’s Principal Investment Strategy and is comprised of the following existing industry benchmarks: 54% FTSE NAREIT Equity REITs Index; 12% S&P 500® Utilities Index; 12% Alerian MLP Total Return Index; 12% Bloomberg U.S. Treasury Inflation-Linked Bond Index; and 10% FTSE NAREIT Preferred Stock Index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Class A Shares were not offered during the periods shown and therefore no performance for Class A Shares is provided. Updated performance information is available on the Fund’s website, www.libertystreetfunds.com, or by calling the Fund at 1-800-207-7108.

The Fund acquired the assets and liabilities of the Securian AM Real Asset Income Fund, a series of Managed Portfolio Series (the “Predecessor Fund”), on December 11, 2020. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for the periods prior to December 11, 2020, reflect the performance of the Predecessor Fund. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class Shares and by showing how the average annual total returns of the Fund compare with the average annual total returns of the Morningstar US Real Asset Index, as well as the Securian AM Real Asset Income Benchmark, a custom benchmark that is aligned with the Fund’s Principal Investment Strategy and is comprised of the following existing industry benchmarks: 54% FTSE NAREIT Equity REITs Index; 12% S&P 500® Utilities Index; 12% Alerian MLP Total Return Index; 12% Bloomberg U.S. Treasury Inflation-Linked Bond Index; and 10% FTSE NAREIT Preferred Stock Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-207-7108
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.libertystreetfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) – Institutional Class Shares For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 3/31/2019 13.92% Worst Quarter: 3/31/2020 -28.94% Year-to-Date as of September 30, 2021: 16.53%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to those investors who hold shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

*	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to those investors who hold shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Securian AM Real Asset Income Fund | Morningstar US Real Asset Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.99%
5 Years	rr_AverageAnnualReturnYear05	3.16%
Since Inception	rr_AverageAnnualReturnSinceInception	1.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 12, 2012
Securian AM Real Asset Income Fund | Securian AM Real Asset Income Benchmark (reflects no deduction for fees, expenses or taxes; see above for components of the benchmark)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.29%)
5 Years	rr_AverageAnnualReturnYear05	5.11%
Since Inception	rr_AverageAnnualReturnSinceInception	6.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 12, 2012
Securian AM Real Asset Income Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VSDAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.41%	[4]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.21%	[4],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 691
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	958
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,265
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,135
Securian AM Real Asset Income Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VSDIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.16%	[4]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.96%	[4],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	599
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,372
Annual Return 2013	rr_AnnualReturn2013	7.98%
Annual Return 2014	rr_AnnualReturn2014	21.02%
Annual Return 2015	rr_AnnualReturn2015	(6.56%)
Annual Return 2016	rr_AnnualReturn2016	11.05%
Annual Return 2017	rr_AnnualReturn2017	5.19%
Annual Return 2018	rr_AnnualReturn2018	(5.41%)
Annual Return 2019	rr_AnnualReturn2019	20.28%
Annual Return 2020	rr_AnnualReturn2020	(9.61%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.94%)
1 Year	rr_AverageAnnualReturnYear01	(9.61%)
5 Years	rr_AverageAnnualReturnYear05	3.74%
Since Inception	rr_AverageAnnualReturnSinceInception	4.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 12, 2012
Securian AM Real Asset Income Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(10.18%)
5 Years	rr_AverageAnnualReturnYear05	2.40%
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 12, 2012
Securian AM Real Asset Income Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.42%)
5 Years	rr_AverageAnnualReturnYear05	2.35%
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 12, 2012
Securian AM Balanced Stabilization Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section – Securian AM Balanced Stabilization Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Securian AM Balanced Stabilization Fund (the “Balanced Stabilization Fund” or “Fund”) seeks to maximize risk-adjusted returns within a balanced portfolio while using hedging techniques to target volatility of 10% or less over a full market cycle.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund in a single transaction. More information about these fees and other discounts is available from your financial professional and in the section titled “Choosing a Share Class” on page 58 and in “APPENDIX A – Waivers and Discounts Available from Intermediaries and Conversion Policies” of the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund in a single transaction.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Class A shares are estimated for the current fiscal year, based on current expenses for existing share class.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in other funds and directly in securities, while using hedging techniques to manage portfolio risk and volatility. The Fund achieves its equity exposure by investing primarily in large capitalization equity securities or in exchange-traded funds (“ETFs”) that invest in large capitalization equity securities. The Fund’s sub-advisor considers a company to be a large capitalization company if it has a market capitalization at the time of purchase within the range of companies included in the S&P 500® Index. The Fund achieves its fixed income exposure by investing primarily in fixed income securities that are investment-grade corporate bonds, ETFs that invest in investment-grade fixed income securities, exchange-traded notes (“ETNs”), interest rate swaps, treasury and interest rate futures, or other instruments that have characteristics similar to the fixed income securities included in the Bloomberg U.S. Aggregate Bond Index. The Fund’s investments in fixed income securities may include privately placed securities that have not been registered under the Securities Act of 1933 (the “Securities Act”) but may be resold to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act (“Rule 144A Securities”). Under normal market conditions, the Fund seeks to maintain an average dollar-weighted effective duration for its fixed income portfolio of less than 10 years. Duration measures the sensitivity of the price of a fixed income investment to a change in interest rates. For example, an investment with a two-year duration means that it will decrease in value by 2% if interest rates rise 1%. Conversely, the investment will increase in value by 2% if interest rates fall 1%.

Over time, the Fund targets approximately 60% equity exposure and 40% fixed income exposure in its portfolio. As market conditions change, however, and to manage overall Fund volatility under certain market conditions, the equity and fixed income exposures may change, with a minimum equity allocation of 10% and a maximum equity allocation of 90% of the Fund’s total market value. Under normal market conditions the Fund may keep approximately 15% of the Fund’s total assets in cash or cash equivalents.

In selecting investments, the Fund’s sub-advisor considers factors such as, but not limited to, the Fund’s current and anticipated asset allocation positions, security pricing, industry outlook, current and anticipated interest rates and other market and economic conditions, general levels of debt prices and issuer operations. The Fund may also engage in frequent or short-term trading of securities and derivative instruments.

The Fund may invest in derivative instruments, primarily by holding long and/or short positions in S&P 500® futures contracts, to manage the Fund’s equity volatility. The Fund’s investments in derivatives may also include investments in options. In periods when the Fund’s sub-advisor expects higher volatility in the equity market, as measured by the S&P 500®, the Fund will seek to reduce the equity volatility of its portfolio by either selling S&P 500® futures contracts (taking short positions in such contracts) or reducing its long positions in S&P 500® futures contracts. During periods of lower expected volatility in the equity market, the Fund will seek to increase its equity exposure by purchasing S&P 500® futures contracts (increasing its long positions) or reducing its short positions in such contracts. Under normal market conditions, this hedging process targets, over an extended period of years, an average annualized volatility in the daily total returns of the Fund of approximately 10%.

The Fund’s use of S&P 500®, treasury and interest rate futures contracts and interest rate swaps has the effect of introducing leverage into the Fund’s portfolio. Leverage is introduced because the initial amount required to purchase a futures contract is small in relation to the notional value of such contract.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

COVID-19 Related Market Events. The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in extreme volatility in the financial markets, a domestic and global economic downturn, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There have also been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. The pandemic may result in domestic and foreign political and social instability, damage to diplomatic and international trade relations, and continued volatility and/or decreased liquidity in the securities markets. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, are taking extraordinary and unprecedented actions to support local and global economies and the financial markets. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Rates of inflation have also recently risen, which could adversely affect economies and markets. In addition, the COVID-19 pandemic, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Other market events like the COVID-19 pandemic may cause similar disruptions and effects.

Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk. The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar investment strategies if the Fund’s sub-advisor cannot successfully implement the Fund’s investment strategies.

Managed Volatility Strategy Risk. The Fund’s sub-advisor may be unsuccessful in managing volatility and the Fund may experience a high level of volatility in its returns. There can be no assurance that investment decisions made in seeking to manage Fund volatility will achieve the desired results, and the volatility of the Fund’s returns in any one year, or any longer period, may be higher or lower than 10%. The securities used in the strategy are subject to price volatility, and the strategy may not result in less volatile returns for the Fund relative to the market as a whole, and they could be more volatile. While the management of volatility seeks competitive returns with more consistent volatility, the management of volatility does not ensure that the strategy will deliver competitive returns. Even if successful, the strategy may also result in returns increasing to a lesser degree than the market, or decreasing when the values of certain securities used in the strategy are stable or rising. The strategy may expose the Fund to losses (some of which may be sudden) to which it would not have otherwise been exposed if it invested only in equity and fixed income securities. Additionally, the derivatives used to hedge the value of securities are not identical to the securities held, and as a result, the investment in derivatives may decline in value at the same time as underlying investments.

Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.

Large Cap Company Risk. The Fund’s investments in larger, more established companies are subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors potentially resulting in lower market valuations for their common stock.

Investment Company Risk. The Fund bears all risks associated with the investment companies (including ETFs) in which it invests, including the risk that an investment company will not successfully implement its investment strategy or meet its investment objective. The Fund also bears its pro rata portion of an investment company’s total expenses, in addition to the Fund’s own expenses, and therefore the Fund’s total expenses may be higher than if it invested directly in the securities held by the investment company.

ETF Risk. The market price of an ETF fluctuates based on changes in the ETF’s NAV as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for an ETF’s shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances. The lack of liquidity in a particular ETF could result in it being more volatile than the ETF’s underlying portfolio of securities.

Liquidity Risk. From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security. Market prices for such securities may be volatile.

Fixed Income Securities Risk. The Fund’s investments in fixed income securities will be subject to credit risk, interest rate risk, prepayment risk, duration risk, and liquidity risk. Credit risk is the risk that an issuer will default or fail to pay principal and interest when due. Interest rate risk is the risk that the value of fixed income securities fluctuates with changes in interest rates (e.g. increases in interest rates result in a decrease in value of debt securities). The Fund will be exposed to heightened interest rate risk as interest rates rise from historically low levels. Pre-payment risk is the risk that the principal on fixed income securities will be paid off prior to maturity, causing the Fund to invest in fixed income securities with lower interest rates. Duration risk arises when holding long duration and long maturity investments, which will magnify certain risks, including interest rate risk and credit risk. Liquidity risk is the risk that low trading volume, lack of a market maker, or legal restrictions will impair the Fund’s ability to sell particular securities at an advantageous price or in a timely manner when the Fund’s sub-advisor believes it is otherwise desirable to do so, which may restrict the Fund’s ability to take advantage of other market opportunities.

ETN Risk. ETNs are unsecured debt obligations and are subject to the credit risk of their issuers, and will lose value if the issuer goes bankrupt. ETN returns are linked to the performance of designated indices which fluctuate due to market changes as well as economic, legal, political and geographic events. The market price of ETNs fluctuate as their returns fluctuate and as the level of supply and demand for the ETNs change. While ETNs are exchange-traded, a trading market may not develop limiting liquidity and adversely affecting the market value of the ETN.

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, and swaps. Using derivatives exposes the Fund to additional or heightened risks, including leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, and credit risk. Derivatives transactions can be highly illiquid and difficult to unwind or value, they can increase Fund volatility, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, derivatives are subject to additional risks such as operational risk, including settlement issues, and legal risk, including that underlying documentation is incomplete or ambiguous. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

Futures Contracts Risk. The price of a futures contract may change rapidly in response to changes in the markets and the general economic environment. Futures investments may result in investment exposures that are greater than their cost would suggest, meaning that a small investment in futures could have a large potential effect on the performance of the Fund. Generally, the purchase of a futures contract will increase the Fund’s exposure to the volatility of the underlying asset while the value of a futures contract that is sold will perform inversely to the underlying asset. The successful use of futures by the Fund will be subject to the Fund’s sub-advisor’s ability to predict correctly movements in the direction of relevant markets, as well as interest rates, and other economic factors. Additional risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the possibility that the counterparty will default in the performance of its obligations; and (e) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and may have to do so at a time when it is disadvantageous to do so.

Options Risk. When the Fund purchases an option on a security or index it may lose the entire premium paid. There is also the possibility that the counterparty will default in the performance of its obligations. In addition, if the Fund writes a covered call option, during the option’s life the Fund gives up the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline.

Short Sales Risk. In connection with establishing a short position in an instrument, the Fund is subject to the risk that it may not always be able to borrow the instrument, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed instrument increases between the date of the short sale and the date on which the Fund replaces the instrument or closes out the position, the Fund will experience a loss.

Leverage Risk. Using futures, swaps and other derivatives creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Asset Allocation Risk. The Fund’s allocation among various asset classes and investments may not produce the desired results.

Swap Risk. A swap is a derivative that provides leverage, allowing the Fund to obtain the right to a return on a specified investment or instrument that exceeds the amount the Fund has invested in that investment or instrument. By using swap agreements, the Fund is exposed to counterparty credit risk. The use of swap agreements could cause the Fund to be more volatile, resulting in larger gains or losses in response to changes in the values of the securities underlying the swap agreements than if the Fund had made direct investments.

Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for public securities. Rule 144A securities carry the risk that the trading market may not continue and the Fund might be unable to dispose of these securities promptly or at reasonable prices, and might thereby experience difficulty satisfying redemption requirements.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk is inherent in all investing and you could lose money by investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of the Fund compare with the average annual total returns of the S&P 500® Total Return Index, as well as the Securian AM Balanced Stabilization Benchmark, a custom benchmark that is aligned with the Fund’s Principal Investment Strategy and is comprised of the following existing industry benchmarks: 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Class A Shares were not offered during the periods shown and therefore no performance for Class A Shares is provided. Updated performance information is available on the Fund’s website, www.libertystreetfunds.com, or by calling the Fund at 1-800-207-7108.

The Fund acquired the assets and liabilities of the Securian AM Balanced Stabilization Fund, a series of Managed Portfolio Series (the “Predecessor Fund”), on December 11, 2020. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for the periods prior to December 11, 2020, reflect the performance of the Predecessor Fund. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of the Fund compare with the average annual total returns of the S&P 500® Total Return Index, as well as the Securian AM Balanced Stabilization Benchmark, a custom benchmark that is aligned with the Fund’s Principal Investment Strategy and is comprised of the following existing industry benchmarks: 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-207-7108
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.libertystreetfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) – Institutional Class Shares For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 3/31/2019 8.91% Worst Quarter: 12/31/2018 -7.83% Year-to-Date as of September 30, 2021: 7.59%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to those investors who hold shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

*	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to those investors who hold shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Securian AM Balanced Stabilization Fund | S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
Since Inception	rr_AverageAnnualReturnSinceInception	16.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2015
Securian AM Balanced Stabilization Fund | Securian AM Balanced Stabilization Benchmark Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.53%
5 Years	rr_AverageAnnualReturnYear05	8.94%
Since Inception	rr_AverageAnnualReturnSinceInception	11.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2015
Securian AM Balanced Stabilization Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VVMAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[6]
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[7]
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.32%	[9]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.26%	[9],[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 696
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	958
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,246
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,064
Securian AM Balanced Stabilization Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VVMIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.07%	[9]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.01%	[9],[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	578
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,295
Annual Return 2016	rr_AnnualReturn2016	8.67%
Annual Return 2017	rr_AnnualReturn2017	17.54%
Annual Return 2018	rr_AnnualReturn2018	(1.74%)
Annual Return 2019	rr_AnnualReturn2019	20.10%
Annual Return 2020	rr_AnnualReturn2020	11.45%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.83%)
1 Year	rr_AverageAnnualReturnYear01	11.45%
5 Years	rr_AverageAnnualReturnYear05	10.93%
Since Inception	rr_AverageAnnualReturnSinceInception	11.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2015
Securian AM Balanced Stabilization Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.35%
5 Years	rr_AverageAnnualReturnYear05	9.26%
Since Inception	rr_AverageAnnualReturnSinceInception	9.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2015
Securian AM Balanced Stabilization Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.78%
5 Years	rr_AverageAnnualReturnYear05	7.93%
Since Inception	rr_AverageAnnualReturnSinceInception	8.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2015
Securian AM Equity Stabilization Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section – Securian AM Equity Stabilization Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Securian AM Equity Stabilization Fund (the “Equity Stabilization Fund” or “Fund”) seeks to maximize risk-adjusted returns while using hedging techniques to target volatility of 10% or less over a full market cycle.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund in a single transaction. More information about these fees and other discounts is available from your financial professional and in the section titled “Choosing a Share Class” on page 58 and in “APPENDIX A – Waivers and Discounts Available from Intermediaries and Conversion Policies” of the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund in a single transaction.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Class A shares are estimated for the current fiscal year, based on current expenses for existing share class.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in other funds or directly in securities while using hedging techniques to manage portfolio risk and volatility. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund may invest in equity securities of any market capitalization. Equity securities include those that are equity-based, such as exchange-traded funds (“ETFs”) that invest primarily in U.S. and foreign equity securities. Over time, the Fund will target an approximate 85% equity exposure and 15% cash or cash equivalent exposure. The Fund will generally seek to invest in ETFs whose underlying equity securities have prices that are less volatile than the equity markets as a whole.

As market conditions change, the Fund’s effective equity exposure will change in an effort to manage overall Fund volatility, with a minimum effective equity exposure of 10% and a maximum effective equity exposure of 100% of the Fund’s total asset value. The Fund will seek to manage its effective equity exposure and its overall volatility by investing primarily in S&P 500® futures contracts and other derivative instruments. In periods when the Fund’s sub-advisor expects higher volatility in the equity market, as measured by the S&P 500®, the Fund will seek to reduce its effective equity exposure and the overall volatility of its portfolio by either selling S&P 500® futures contracts (taking short positions in such contracts) or reducing its long positions in S&P 500® futures contracts. In periods when the Fund’s sub-advisor expects lower volatility in the equity market, the Fund will seek to increase its effective equity exposure by purchasing S&P 500® futures contracts (taking long positions in such contracts) or reducing its short positions in S&P 500® futures contracts. Under normal market conditions, this hedging process will seek to target, over an extended period of years, an average annualized volatility in the daily total returns of the Fund of approximately 10%.

The use of S&P 500®, treasury and interest rate futures contracts and interest rate swaps has the effect of introducing leverage into the Fund’s portfolio. Leverage is introduced because the initial amount required to purchase a futures contract is small in relation to the notional value of the contract. Despite any use of leverage, under normal circumstances the Fund’s effective equity exposure is not expected to exceed 100% of its total asset value.

In selecting investments, the Fund’s sub-advisor considers factors such as, but not limited to, the Fund’s current and anticipated asset allocation positions, security pricing, industry outlook, current and anticipated interest rates, other market and economic conditions, and issuer operations. The Fund may also engage in frequent or short-term trading of securities and derivative instruments.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

COVID-19 Related Market Events. The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in extreme volatility in the financial markets, a domestic and global economic downturn, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There have also been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. The pandemic may result in domestic and foreign political and social instability, damage to diplomatic and international trade relations, and continued volatility and/or decreased liquidity in the securities markets. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, are taking extraordinary and unprecedented actions to support local and global economies and the financial markets. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Rates of inflation have also recently risen, which could adversely affect economies and markets. In addition, the COVID-19 pandemic, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Other market events like the COVID-19 pandemic may cause similar disruptions and effects.

Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk. The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar investment strategies if the Fund’s sub-advisor cannot successfully implement the Fund’s investment strategies.

Managed Volatility Strategy Risk. The Fund’s sub-advisor may be unsuccessful in managing volatility and the Fund may experience a high level of volatility in its returns. There can be no assurance that investment decisions made in seeking to manage Fund volatility will achieve the desired results, and the volatility of the Fund’s returns in any one year, or any longer period, may be higher or lower than 10%. The securities used in the strategy are subject to price volatility, and the strategy may not result in less volatile returns for the Fund relative to the market as a whole, and they could be more volatile. While the management of volatility seeks competitive returns with more consistent volatility, the management of volatility does not ensure that the strategy will deliver competitive returns. Even if successful, the strategy may also result in returns increasing to a lesser degree than the market, or decreasing when the values of certain securities used in the strategy are stable or rising. The strategy may expose the Fund to losses (some of which may be sudden) to which it would not have otherwise been exposed if it invested only in equity securities. Additionally, the derivatives used to hedge the value of securities are not identical to the securities held, and as a result, the investment in derivatives may decline in value at the same time as underlying investments.

Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.

Market Capitalization Risk. The Fund’s investments in larger, more established companies are subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors potentially resulting in lower market valuations for their common stock. Small-cap and mid-cap companies may not have the management experience, financial resources, product or business diversification and competitive strengths of large cap companies. Therefore, these securities may have more price volatility and be less liquid than the securities of larger, more established companies.

Investment Company Risk. The Fund bears all risks associated with the investment companies (including ETFs) in which it invests, including the risk that an investment company will not successfully implement its investment strategy or meet its investment objective. The Fund also bears its pro rata portion of an investment company’s total expenses, in addition to the Fund’s own expenses, and therefore the Fund’s total expenses may be higher than if it invested directly in the securities held by the investment company.

ETF Risk. The market price of an ETF fluctuates based on changes in the ETF’s NAV as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for an ETF’s shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances. The lack of liquidity in a particular ETF could result in it being more volatile than the ETF’s underlying portfolio of securities.

Liquidity Risk. From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security. Market prices for such securities may be volatile.

Foreign Securities Risk. Investments in securities issued by foreign issuers involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory and tax requirements and market practices, including fluctuations in foreign currencies. There may be less information publicly available about foreign companies than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S.

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures and options. Using derivatives exposes the Fund to additional or heightened risks, including leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, and credit risk. Derivatives transactions can be highly illiquid and difficult to unwind or value, they can increase Fund volatility, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, derivatives are subject to additional risks such as operational risk, including settlement issues, and legal risk, including that underlying documentation is incomplete or ambiguous. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

Futures Contracts Risk. The price of a futures contract may change rapidly in response to changes in the markets and the general economic environment. Futures investments may result in investment exposures that are greater than their cost would suggest, meaning that a small investment in futures could have a large potential effect on the performance of the Fund. Generally, the purchase of a futures contract will increase the Fund’s exposure to the volatility of the underlying asset while the value of a futures contract that is sold will perform inversely to the underlying asset. The successful use of futures by the Fund will be subject to the Fund’s sub-advisor’s ability to predict correctly movements in the direction of relevant markets, as well as interest rates, currency exchange rates and other economic factors. Additional risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the possibility that the counterparty will default in the performance of its obligations; and (e) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and may have to do so at a time when it is disadvantageous to do so.

Options Risk. When the Fund purchases an option on a security or index it may lose the entire premium paid. There is also the possibility that the counterparty will default in the performance of its obligations. In addition, if the Fund writes a covered call option, during the option’s life the Fund gives up the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline.

Short Sales Risk. In connection with establishing a short position in an instrument, the Fund is subject to the risk that it may not always be able to borrow the instrument, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed instrument increases between the date of the short sale and the date on which the Fund replaces the instrument or closes out the position, the Fund will experience a loss.

Leverage Risk. Using futures and other derivatives creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Asset Allocation Risk. The Fund’s allocation among various asset classes and investments may not produce the desired results.

Swap Risk. A swap is a derivative that provides leverage, allowing the Fund to obtain the right to a return on a specified investment or instrument that exceeds the amount the Fund has invested in that investment or instrument. By using swap agreements, the Fund is exposed to counterparty credit risk. The use of swap agreements could cause the Fund to be more volatile, resulting in larger gains or losses in response to changes in the values of the securities underlying the swap agreements than if the Fund had made direct investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk is inherent in all investing and you could lose money by investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class Shares and by showing how the average annual total returns of the Fund compare with the average annual total returns of the S&P 500® Total Return Index, as well as the MSCI ACWI Index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Class A Shares were not offered during the periods shown and therefore no performance for Class A Shares is provided. Updated performance information is available on the Fund’s website, www.libertystreetfunds.com, or by calling the Fund at 1-800-207-7108.

The Fund acquired the assets and liabilities of the Securian AM Equity Stabilization Fund, a series of Managed Portfolio Series (the “Predecessor Fund”), on December 11, 2020. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for the periods prior to December 11, 2020, reflect the performance of the Predecessor Fund. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class Shares and by showing how the average annual total returns of the Fund compare with the average annual total returns of the S&P 500® Total Return Index, as well as the MSCI ACWI Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-207-7108
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.libertystreetfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) – Institutional Class Shares For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 3/31/2019 7.35% Worst Quarter: 3/31/2020 -9.30% Year-to-Date as of September 30, 2021: 6.08%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to those investors who hold shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

*	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to those investors who hold shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Securian AM Equity Stabilization Fund | S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
Since Inception	rr_AverageAnnualReturnSinceInception	16.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2015
Securian AM Equity Stabilization Fund | MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.25%
5 Years	rr_AverageAnnualReturnYear05	12.26%
Since Inception	rr_AverageAnnualReturnSinceInception	12.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2015
Securian AM Equity Stabilization Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VMEAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[11]
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[12]
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.02%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.83%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.85%	[13]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.98%	[14]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.38%	[14],[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 707
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,048
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,473
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,655
Securian AM Equity Stabilization Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VMEIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.02%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.83%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.85%	[13]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.73%	[14]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.13%	[14],[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	823
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,938
Annual Return 2016	rr_AnnualReturn2016	4.55%
Annual Return 2017	rr_AnnualReturn2017	16.69%
Annual Return 2018	rr_AnnualReturn2018	(4.48%)
Annual Return 2019	rr_AnnualReturn2019	16.90%
Annual Return 2020	rr_AnnualReturn2020	(4.94%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.30%)
1 Year	rr_AverageAnnualReturnYear01	(4.94%)
5 Years	rr_AverageAnnualReturnYear05	5.31%
Since Inception	rr_AverageAnnualReturnSinceInception	5.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2015
Securian AM Equity Stabilization Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.68%)
5 Years	rr_AverageAnnualReturnYear05	4.37%
Since Inception	rr_AverageAnnualReturnSinceInception	4.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2015
Securian AM Equity Stabilization Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.74%)
5 Years	rr_AverageAnnualReturnYear05	3.75%
Since Inception	rr_AverageAnnualReturnSinceInception	4.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2015

[1]	No initial sales charge is applied to purchases of $1 million or more.
[2]	A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on certain Class A Share purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase.
[3]	Other expenses for Class A shares are estimated for the current fiscal year, based on current expenses for existing share class.
[4]	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[5]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses of short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.20% and 0.95% of the average daily net assets of the Class A Shares and Institutional Class Shares, respectively. This agreement is in effect until December 31, 2023, and may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[6]	No initial sales charge is applied to purchases of $1 million or more.
[7]	A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on certain Class A Share purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase.
[8]	Other expenses for Class A shares are estimated for the current fiscal year, based on current expenses for existing share class.
[9]	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[10]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses of short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.20% and 0.95% of the average daily net assets of the Class A Shares and Institutional Class Shares, respectively. This agreement is in effect until December 31, 2023, and may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[11]	No initial sales charge is applied to purchases of $1 million or more.
[12]	A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on certain Class A Share purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase.
[13]	Other expenses for Class A shares are estimated for the current fiscal year, based on current expenses for existing share class.
[14]	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[15]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses of short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.20% and 0.95% of the average daily net assets of the Class A Shares and Institutional Class Shares, respectively. This agreement is in effect until December 31, 2023, and may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.